Document and Entity Information	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 06, 2021
Title of 12(b) Security	Common Stock par value $0.001 per share
Security Exchange Name	NASDAQ
Trading Symbol	LMFA
Entity Registrant Name	LM FUNDING AMERICA, INC.
Entity Central Index Key	0001640384
Entity Emerging Growth Company	false
Entity File Number	001-37605
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3844457
Entity Address, Address Line One	1200 West Platt Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33606
City Area Code	813
Local Phone Number	222-8996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	This Form 8-K/A (Amendment No. 1) is being filed to correct an inadvertent error in the first paragraph of Item 1.01 of the Form 8-K filed on October 6, 2021 (the “Original 8-K”). The first paragraph of Item 1.01 of the Original 8-K referred to a “$6.3 million” purchase price, which has been corrected to “$25.3 million”. In addition, language has been added to such paragraph to clarify that the 25% deposit referenced therein is non-refundable. No other changes to the Original 8-K are being made by this Form 8-K/A (Amendment No. 1).